Other expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Non-tenant electricity expense	$ 1,834,479	$ 0	$ 0
Commissions paid	127,513	104,680	122,684
Others	1,075,121	269,311	0
Total	$ 3,037,113	$ 373,991	$ 122,684